Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2025
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans
	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
Guaranteed by Jiangxi JB and the couple of Ms. Gong Su Fang (the legal representative of Jiangxi JB)(1)	5,000,000	5,000,000	714,807
Credit loan, no guarantee(2)	3,000,000	3,000,000	428,884
Collateralized by real estate properties of Fuzhou JB and guaranteed by Ms. Gong Su Fang (the legal representative of Jiangxi JB)(3)	13,000,000	13,000,000	1,858,496
Guaranteed by Jiangxi JB, a third-party financing guarantee company and Mr. Hue Kwok Chiu(4)	5,000,000	4,900,000	700,510
Guaranteed by Jiangxi JB, Ms. Gong Su Fang (the legal representative of Jiangxi JB) and a third-party financing guarantee company(5)	5,000,000	-	-
Guaranteed by Jiangxi JB, Ms. Gong Su Fang (the legal representative of Jiangxi JB) and a third-party financing guarantee company(6)	-	5,000,000	714,807
Working capital loan(7)	-	4,000,000	571,845
Total	31,000,000	34,900,000	4,989,349

(1)	In December 2024, the Group entered into guarantee loan agreement of RMB5,000,000 (fixed interest rate of 3.50% per annum) with a term of one-year and guaranteed by Jiangxi JB, Ms. Gong Su Fang (the legal representative of Jiangxi JB). In December 2025, the Group fully repaid RMB5,000,000 to the bank.

In December 2025, the Group entered into guarantee loan agreement of RMB5,000,000 (fixed interest rate of 3.20% per annum) with a term of one-year and guaranteed by Jiangxi JB, Ms. Gong Su Fang (the legal representative of Jiangxi JB).

(2)

In March 2025, the Group entered into credit loan agreement of RMB3,000,000 (fixed interest rate of 3.30% per annum) with a term of one-year and without any guarantee. In March 2026, the Group fully repaid RMB3,000,000 to the bank.

In March 2026, the Group entered into credit loan agreement of RMB3,000,000 (fixed interest rate of 3.20% per annum) with a term of one-year and without guarantee.

(3)	In June 2024, the Group entered into guarantee loan agreement of RMB13,000,000 (fixed interest rate of 3.9% per annum) with a term of one-year and guaranteed by Ms. Gong Su Fang (the legal representative of Jiangxi JB). In June 2025, the Group fully repaid RMB13,000,000 to the bank.

In June 2025, the Group entered into guarantee loan agreement of RMB13,000,000 (fixed interest rate of 3.3675% per annum) with a term of one-year and guaranteed by Ms. Gong Su Fang (the legal representative of Jiangxi JB).

(4)

In August 2024, the Group entered into guarantee loan agreement of RMB5,000,000 (fixed interest rate of 5.2% per annum) with a term of one-year and guaranteed by Jiangxi JB, a third-party financing guarantee company and Mr. Hue Kwok Chiu. In August 2025, the Group fully repaid RMB5,000,000 to the bank.

In August 2025, the Group entered into guarantee loan agreement of RMB4,900,000 (fixed interest rate of 4.9% per annum) with a term of one-year and guaranteed by Jiangxi JB, third-party supplier A and Mr. Hue Kwok Chiu.

(5)	In April 2024, the Group entered into revolving loan agreement of RMB5,000,000 (fixed interest rate of 3.45% per annum) with a term of one-year and guaranteed by Jiangxi JB, Ms. Gong Su Fang (the legal representative of Jiangxi JB) and a third-party financing guarantee company. In April 2025, the Group fully repaid RMB5,000,000 to the bank.

(6)	In April 2025, the Group entered into a revolving loan agreement of RMB5,000,000 (fixed interest rate of 3.1% per annum) with a term of one year with a new bank, which was guaranteed by Jiangxi JB, Ms. Gong Su Fang (the legal representative of Jiangxi JB) and a third-party financing guarantee company.

(7)	In October 2025, the Group entered into credit loan agreement of RMB4,000,000 (fixed interest rate of 3.9% per annum) with a term of two-year and the co-borrower was Ms. Gong Su Fang (the legal representative of Jiangxi JB).

The short-term bank loans outstanding as of December 31, 2024 and 2025 carried a weighted average interest rate of approximately 3.94% and 3.58%, respectively. The interest expenses of the short-term bank loans for the years ended December 31, 2024 and 2025 were RMB1,158,894 and RMB1,199,391 (US$171,467) respectively, which were included as an item under interest income, net.